Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories, net consisted of the following at:
	June 30, 2023	December 31, 2022
Raw materials	$226,062	$106,088
Work in process	86,831	49,144
Finished goods	679,654	30,572
Total	$992,547	$185,804

Inventories, net consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Raw materials	$106,088	$121,994
Work in process	49,144	-
Finished goods	30,572	-
Total	$185,804	$121,994